Short-term deposits (Tables)	12 Months Ended
Dec. 31, 2014
Short-term deposits [Abstract]
Schedule of short-term deposits

	December 31, 2013		December 31, 2014
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	1,432,863	1,432,863	1,921,520	1,921,520
US$	-	-	374,685	2,293,056

Total		1,432,863		4,214,576